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                                                           [MetLife Letterhead]

                                        MetLife Investors USA Insurance Company
                                        5 Park Plaza, Suite 1900
                                        Irvine, California 92614

November 17, 2006

VIA EDGAR
__________

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: MetLife Investors USA Insurance Company and
    MetLife Investors USA Separate Account A
    File No. 333-125757 (Marquis Portfolios)
    Rule 497(j) Certification
    ___________________________________________

Commissioners:

   On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the forms of the Prospectus Supplement dated November 13, 2006 to the Prospectus dated May 1, 2006 and Statement of Additional Information ("SAI") dated May 1, 2006, as revised November 13, 2006 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus Supplement and SAI contained in Post-Effective Amendment No. 2 for the Account filed electronically with the Commission on October 23, 2006.

   If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
-------------------------
John M. Richards
Senior Counsel